Organization and Nature of Business (Q3)	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Business
Note 1 - Organization and Nature of Business

BTRS Holdings Inc., formerly known as Factor Systems, Inc. ("Legacy Billtrust"), utilizing the trade name Billtrust (the "Company” or “Billtrust”), was incorporated on September 4, 2001 in the State of Delaware and maintains its headquarters in Lawrenceville, New Jersey, with additional offices or print facilities in Colorado, Illinois, and California.

The Company provides a comprehensive suite of order-to-cash software as a service ("SaaS") solutions with integrated payments, including credit and collections, invoice presentment, and cash application services to its customers, primarily based in North America, but with global operations. In addition, Billtrust founded the Business Payments Network ("BPN") in its strategic relationship with VISA, which combines remittance data with business-to-business ("B2B") payments and facilitates straight-through payment processing. Billtrust serves businesses across both business-to-business and business-to-consumer segments. Billtrust integrates the key areas of the order-to-cash process: credit decisioning, e-commerce solutions, bill presentment, bill payment, cash application, and collections workflow management, helping its clients connect with their customers and cash.

Business Combination Agreement

On October 18, 2020, as amended on December 13, 2020, South Mountain Merger Corp., a Delaware corporation (“South Mountain”), BT Merger Sub I, Inc., a Delaware corporation and a direct, wholly owned subsidiary of South Mountain (“First Merger Sub”), BT Merger Sub II, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of South Mountain (“Second Merger Sub”), and the Company ("Billtrust"), entered into a Business Combination Agreement (“BCA”), pursuant to which (i) First Merger Sub was merged with and into Billtrust (the “First Merger”), with Billtrust surviving the First Merger as a wholly owned subsidiary of South Mountain (“Surviving Corporation”), and (ii) the Surviving Corporation merged with and into Second Merger Sub (the “Second Merger”, and together with the First Merger, the “Mergers”), with Second Merger Sub surviving the Second Merger as a wholly owned subsidiary of South Mountain (such Mergers, collectively with the other transactions described in the BCA, the “Business Combination”).

In connection with the execution of the Business Combination, on October 18, 2020, South Mountain entered into separate subscription agreements (“Subscription Agreements”) with a number of investors (“PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase, and South Mountain sold to the PIPE Investors, an aggregate of 20,000,000 shares of South Mountain Class A common stock, for a purchase price of $10.00 per share and at an aggregate purchase price of $200.0 million, in a private placement (“PIPE Financing”).

As described in Note 3 - Business Combination, the Business Combination and PIPE Financing closed on January 12, 2021 (the "Closing Date"). The Business Combination was accounted for as a reverse recapitalization in accordance with the generally accepted accounting principles in the United States of America ("U.S. GAAP"). Under this method of accounting, South Mountain was treated as the “acquired” company for financial reporting purposes. For accounting purposes, Billtrust was the accounting acquirer in the transaction and, consequently, the transaction was treated as a recapitalization of Billtrust (i.e., a capital transaction involving the issuance of stock by South Mountain for the stock of Billtrust). Accordingly, the assets, liabilities, and results of operations of Billtrust became the historical financial statements of "New Billtrust", which was renamed BTRS Holdings Inc., and South Mountain’s assets, liabilities, and results of operations were consolidated with Billtrust beginning on the Closing Date. All amounts of BTRS Holdings Inc. reflect the historical amounts of Billtrust carried over at book value with no step up in basis to fair value. After the Business Combination, the Company’s common stock began trading on the Nasdaq stock exchange under the ticker symbol BTRS.